Property, plant and equipment, net - Schedule of movement in the carrying amount of property, plant and equipment (Details) - Electronic And Office Equipment [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Opening carrying amount	¥ 2,601	¥ 4,378
At January 1, 2024, net of accumulated depreciation
Additions		112
Depreciation charge	(1,336)	(1,579)
Disposals	(138)	(14)
Disposal of subsidiaries		(296)
Property, plant and equipment	1,127	2,601
Cost [Member]
Property, plant and equipment
Opening carrying amount	5,831	6,199
At January 1, 2024, net of accumulated depreciation
Property, plant and equipment	5,693	5,831
Accumulated depreciation [Member]
Property, plant and equipment
Opening carrying amount	(3,230)	(1,821)
At January 1, 2024, net of accumulated depreciation
Property, plant and equipment	¥ (4,566)	¥ (3,230)